Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 446,607	$ 6,510,140
Restricted cash - current	1,505,625
Accounts receivable	34,320
Due from related parties		286
Deferred issuance costs	90,047
Prepaid expenses and other current assets	986,499	270,648
Total current assets	3,063,098	6,781,074
Restricted cash - noncurrent	50,000	50,000
Property and equipment, net	257,186	234,167
Right of use asset	313,629	320,373
Security deposit	43,200	32,200
Total assets	3,727,113	7,417,814
Current liabilities:
Accounts payable	1,458,267	416,941
Accrued expenses and other current liabilities	1,295,764	506,611
Insurance premium financing	455,562
Deposit liability	1,505,625
Deferred revenue	144,280
Lease liability - current	199,184	121,552
Total current liabilities	5,058,682	1,045,104
Derivative warrant liabilities	277,507
Lease liability - noncurrent	120,302	201,504
Total liabilities	5,456,491	1,246,608
Commitments and contingencies (Note 17)
Stockholders' deficit:
Common stock, $0.0001 par value; 150,000,000 shares authorized; 16,709,221 and 308,443 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	1,671	31
Additional paid-in capital	28,655,164	2,213,547
Accumulated deficit	(34,903,923)	(16,899,825)
Total stockholders' deficit	(6,247,088)	(14,686,247)
Total liabilities, convertible preferred stock and stockholders' deficit	3,727,113	7,417,814
Series A Convertible Preferred Stock
Current liabilities:
Convertible preferred stock	$ 4,517,710
Convertible Preferred Stock
Current liabilities:
Convertible preferred stock		$ 20,857,453